STATEMENTS OF STOCKHOLDERS' EQUITY (DEFICIT) - USD ($)	Common Stock	Additional Paid-in Capital	Share Subscription Receivable	Retained Earnings	Total
Balance at Aug. 31, 2014	$ 114,098	$ (98,758)	$ (2,500)	$ (47,383)	$ (34,543)
Balance (in shares) at Aug. 31, 2014	114,097,796
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss				(164)	(164)
Balance at Aug. 31, 2015	$ 114,098	(98,758)	(2,500)	(47,547)	(34,707)
Balance (in shares) at Aug. 31, 2015	114,097,796
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common stock issued for acquisition of intellectual property	$ 40,000	(40,000)
Common stock issued for acquisition of intellectual property (in shares)	40,000,000
Common stock cancellation	$ (80,000)	80,000
Common stock cancellation (in shares)	(80,000,000)
Contributed capital		37,557			37,557
Founder's shares subscription reversed			$ 2,500		2,500
Stock options issued to employees and consultants		72,309			72,309
Net loss				(168,323)	(168,323)
Balance at Aug. 31, 2016	$ 74,098	51,108		(215,870)	$ (90,664)
Balance (in shares) at Aug. 31, 2016	74,097,796
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common stock issued for acquisition of intellectual property (in shares)					40,000,000
Common stock and warrants issued	$ 4,105	4,715,268			$ 4,719,373
Common stock and warrants issued (in shares)	4,104,998
Common stock issued for exercise of warrants	$ 1,152	1,438,848			1,440,000
Common stock issued for exercise of warrants (in shares)	1,152,000
Common stock issued for services	$ 10,894	13,902,182			13,913,076
Common stock issued for services (in shares)	10,894,480
Common stock issued in conjunction with convertible notes	$ 340	$ 574,058			$ 574,398
Common stock issued in conjunction with convertible notes (in shares)	339,880
Stock options issued to employees		16,234,692			16,234,692
Stock warrants issued for services		$ 228,661			$ 228,661
Net loss				(36,912,959)	(36,912,959)
Balance at Aug. 31, 2017	$ 90,589	37,144,817		(37,128,829)	$ 106,577
Balance (in shares) at Aug. 31, 2017	90,589,154
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common stock issued for acquisition of intellectual property (in shares)					40,000,000
Common stock and warrants issued	$ 1,313	1,078,686			$ 1,079,999
Common stock and warrants issued (in shares)	1,312,722
Common stock issued for exercise of warrants	$ 2,315	1,589,809			1,592,124
Common stock issued for exercise of warrants (in shares)	2,314,615
Common stock issued for services	$ 825	1,473,873			1,474,698
Common stock issued for services (in shares)	824,970
Common stock issued in conjunction with convertible notes	$ 1,363	2,392,055			2,393,418
Common stock issued in conjunction with convertible notes (in shares)	1,363,332
Stock options issued to employees and consultants		30,930,938			30,930,938
Net reduction of derivative liability from exercise of warrants		863,839			863,839
Net loss				(48,453,292)	(48,453,292)
Balance at Feb. 28, 2018	$ 96,405	$ 75,474,017		$ (85,582,121)	$ (10,011,699)
Balance (in shares) at Feb. 28, 2018	96,404,793